Taxes - Income tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes
Current income tax	$ 6,975,549	$ 2,861,606	$ 7,117,040
Deferred income tax	1,939,567	(791,824)	(2,365,108)
Deferred income tax due to change in tax rate	(28,993)
Adjustments to prior years' current and deferred tax	(90,860)	(31,121)	(33,519)
Income tax expense	$ 8,795,263	$ 2,038,661	$ 4,718,413